SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               //
                                                                      -

     Pre-Effective Amendment No.                              //
                                                              -


     Post-Effective Amendment No.   27                         /X/
                                  ----                         --


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          //
                                                                         -


     Amendment No.    28                                        /X/
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             PC&J PERFORMANCE FUND - File Nos. 2-87490 and 811-3906
             ------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

300 Old Post Office, 120 West Third Street, Dayton, Ohio       45402
--------------------------------------------------------------------
        (Address of Principal Executive Offices)            (Zip Code)

Registrant's Telephone Number, including Area Code:    937/223-0600
                                                       ------------

James M. Johnson, 300 Old Post Office, 120 West Third Street, Dayton, Ohio 45402
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Copy to:     JoAnn M. Strasser, Thompson Hine L.L.P., 312 Walnut St., 14th Floor
, Cincinnati, Ohio 45202


Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

// immediately upon filing pursuant to paragraph (b)

/x/ on (May 1, 2007) pursuant to paragraph (b)
--


// 60 days after filing pursuant to paragraph (a)(1)
// on (date) pursuant to paragraph (a)(1)
/_/ 75 days after filing pursuant to paragraph (a)(2)
/_/ on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

/_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   PROSPECTUS

                                   May 1, 2007






                              PC&J PERFORMANCE FUND

                                 A No-Load Fund


                               300 Old Post Office
                              120 West Third Street
                               Dayton, Ohio 45402
                                www.pcjinvest.com



               Investment Adviser: Parker Carlson & Johnson, Inc.



                              INVESTMENT OBJECTIVE

              The investment objective of PC&J Performance Fund is
                          long-term growth of capital.


                               IMPORTANT FEATURES

                          Investment for Capital Growth
                   No Sales Commissions or Withdrawal Charges
                             Professional Management
                                 Diversification







THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.





RISK/RETURN SUMMARY OF THE FUND                                      3

FEE TABLE                                                            5

FINANCIAL HIGHLIGHTS                                                 7

ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVE, POLICIES AND RISKS   8

INVESTMENT ADVISER                                                   8

DESCRIPTION OF SHARES AND TAXES                                      9

HOW TO INVEST IN THE FUND                                           10

HOW TO REDEEM YOUR INVESTMENT                                       12

DETERMINATION OF SHARE PRICE                                        13

PRIVACY POLICY                                                      14

FOR MORE INFORMATION                                                15

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RISK/RETURN  SUMMARY  OF  THE  FUND


1. WHAT IS THE INVESTMENT OBJECTIVE OF THE FUND? The Fund seeks long-term growth of capital. Current income is of secondary importance. The Fund's investment objective is a non-fundamental policy and may be changed upon 60 days' written notice to shareholders.


2. WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND? The portfolio manager maintains a diversified portfolio of common stocks and publicly traded index products (also known as "exchange traded funds" or "ETFs"). Each stock is selected on the basis of potential growth in earnings and cash flow that will enable the stock to appreciate in value over time. The Fund may invest in any capitalization range of stocks. ETFs are selected based on the Adviser's assessment of which sectors are most likely to outperform the market. The Fund may focus its investments in one or more sectors, either by purchasing stocks in a particular sector or by purchasing a sector ETF.

ETFs own common stocks included in a particular index. Changes in the price of the index product track the movement of the associated index relatively closely. Index products include S&P Depositary Receipts ("SPDRs"), DIAMONDS, NASDAQ 100 Depositary Receipts, iShares and other similar instruments. SPDRs are shares of a publicly traded unit investment trust that owns the stocks included in the S&P 500 Index. The price and dividend yield of the SPDRs track the movement of the S&P 500 Index relatively closely, before deducting expenses. DIAMONDS and NASDAQ 100 Depositary Receipts are similar to SPDRs, but own the securities consisting of all the stocks of the Dow Jones Industrial Average and the NASDAQ 100 Index, respectively. iShares own the stocks in various indexes, including sector/industry indexes.


3. WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND? The biggest risk is that the Fund's returns may vary, and you could lose money. If you are considering investing in the Fund, remember that it is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings.

Common stocks (including ETFs) tend to be more volatile than other investment choices. The stock price of a particular company might decrease in value in response to the company's activities and financial prospects or in response to general market and economic conditions.

The Fund may focus its investments in one or more sectors. If the Fund's portfolio is overweighted in a sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.

The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) will also decrease.

To the extent the Fund invests in ETFs, the Fund will indirectly pay its proportionate share of any fees and expenses paid by the ETF, in addition to the fees and expenses paid directly by the Fund. The Fund would incur higher expenses, many of which may be duplicative.

To the extent the Fund invests in the stocks of small and medium sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium sized companies may experience higher failure rates than do larger companies. The trading volume of securities of small and medium sized companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Small and medium sized companies may have limited markets, product lines or financial resources and may lack management experience.


4. WHO IS THE FUND DESIGNED FOR? The PC&J Performance Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with common stock investments.




The following information illustrates how the Fund's performance has varied over time and provides an indication of the risks of investing in the Fund. The bar chart depicts the change in performance from year-to-year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. Of course, past performance(before and after taxes)cannot predict or guarantee future results.


THE PC&J PERFORMANCE FUND



A BAR CHART showing Annual Total Returns for the Fund from 1997 through 2006:





1997   35.58%
1998   31.77%
1999   17.03%
2000  -12.80%
2001  -17.74%
2002  -23.33%
2003   23.00%
2004    7.30%
2005    3.27%
2006    8.49%



A bar of proportionate size represents each percentage with the actual total return printed above the bar.


Best Quarter       31.16% for the quarter ended 12/31/98
Worst Quarter     -19.07% for the quarter ended 9/30/01




Average Annual Total Return
For the periods ended 12/31/06




                                         1 YEAR   5 YEARS   10 YEARS
                                         -------  --------  ---------
Return Before Taxes                        8.49%     2.54%      5.45%

Return After Taxes on                      6.47%     1.80%      4.64%
Distributions1

Return After Taxes on                      4.82%     1.48%      4.64%
Distributions and Sale of Fund Shares1

S&P 500 Index2                            15.80%     6.16%      8.41%
(reflects no deduction for fees,
expenses, or taxes)


1 Returns after taxes are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2 The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.


FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder  Fees  (fees  paid  directly  from  your  investment)1
------------------------------------------------------------------
Maximum  Sales  Load  Imposed  on  Purchases
(as  a  percentage  of  offering  price)                        0%

Maximum  Sales  Load  Imposed  on  Reinvested
Dividends  (as  a  percentage  of  offering
price)                                                          0%

Deferred  Sales  Load  (as  a  percentage
of  original  purchase  price  or  redemption
proceeds,  as  applicable)                                      0%

Redemption  Fees  (as  a  percentage  of
amount  redeemed,  if  applicable)                              0%

Exchange  Fee                                                   0%

Annual  Fund  Operating  Expenses  (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
(as  a  percentage  of  average  net  assets)

     Management  Fees                                        1.00%

     Distribution  (12b-1)  Fees                                0%

     Other  Expenses                                          .60%

     Acquired  Fund  Fees  and  Expenses                      .14%
                                                              ----

     Total  Annual  Fund  Operating  Expenses                1.74%
                                                             =====

1 Any fees imposed on purchases or redemptions by the Fund's custodian for wire transfers or other electronic payments will be charged directly to the shareholder's account.
2 The Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets in the Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.


The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Actual expenses may be greater or less than those shown.



Example                    1 Year  3 Years  5 Years   10 Years
-------------------------  ------  -------  --------  --------

You would pay the
following expenses on
a $10,000 investment,
assuming (1) 5% annual
return and (2) redemption
at the end of each time

period:                    $  177  $  549   $  947    $  2,066


FINANCIAL  HIGHLIGHTS

The information contained in the table below is for the years ended December 31,

2006,  2005,  2004, 2003, and 2002.  Such information has been derived from data contained in financial statements audited by Deloitte & Touche, LLP, independent registered public accounting firm, and should be read in conjunction with the financial statements incorporated by reference in the Fund's Statement of Additional Information. The Fund's Annual Report contains additional performance information and will be made available upon request and without charge. Total Return represents the rate an investor would have earned (or lost) on an investment in the Fund, assuming the reinvestment of all dividends and distributions.






Selected Data for Each Share of Capital    For The Years Ended December 31,
Stock Outstanding Throughout the Year      2006      2005      2004      2003      2002
                                           -----     -----     -----     ----      ----
NET ASSET VALUE-BEGINNING OF YEAR         $ 24.35   $ 24.89   $ 24.51   $ 19.95   $ 26.02

Income from investment operations:
   Net investment income (loss)              0.16      0.04      0.07      0.03      (0.07)
   Net realized and unrealized
      gain (loss) on securities              1.86      0.78      1.72      4.56      (6.00)

TOTAL FROM INVESTMENT OPERATIONS             2.02      0.82      1.79      4.59      (6.07)

Less distributions:
   From net investment income               (0.16)    (0.04)    (0.07)    (0.03)      ---
   From net realized gain
     on investments                         (2.99)    (1.32)    (1.34)     ---        ---

TOTAL DISTRIBUTIONS                         (3.15)    (1.36)    (1.41)    (0.03)     (0.00)

NET ASSET VALUE-END OF YEAR               $  23.22   $ 24.35   $ 24.89   $ 24.51   $  19.95


TOTAL RETURN                                  8.49%     3.27%     7.30%    23.00%   (23.33)%

RATIOS TO AVERAGE NET ASSETS
   Expenses                                   1.60%     1.60%     1.52%     1.50%      1.50%
   Net investment income (loss)               0.59%     0.16%     0.28%     0.13%    (0.17)%

Portfolio turnover rate                     112.06%    73.99%    54.69%   134.24%     79.86%

Net assets at end of year (000's)         $  28,365   $33,126   $38,842   $37,793   $ 34,387



ADDITIONAL  INFORMATION  ON  INVESTMENT  OBJECTIVE,  POLICIES  AND  RISKS

The investment objective of the Fund is long-term growth of capital. Current income is of secondary importance. This investment objective may be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund. There can be no assurance that the Fund's investment objective will be obtained.

The portfolio manager maintains a diversified portfolio of common stocks and publicly traded index products (also known as "exchange traded funds" or "ETFs"). Each stock is selected on the basis of potential growth in earnings and cash flow that will enable the stock to appreciate in value over time. ETFs are selected based on the adviser's assessment of which sectors are most likely to outperform the market.

ETFs own common stocks included in a particular index. Changes in the price of the index product track the movement of the associated index relatively closely. Index products include S&P Depositary Receipts ("SPDRs"), DIAMONDS, NASDAQ 100 Depositary Receipts, iShares and other similar instruments. SPDRs are shares of a publicly traded unit investment trust that owns the stocks included in the S&P 500 Index. The price and dividend yield of the SPDRs track the movement of the S&P 500 Index relatively closely, before deducting expenses. DIAMONDS and NASDAQ 100 Depositary Receipts are similar to SPDRs, but own the securities consisting of all the stocks of the Dow Jones Industrial Average and the NASDAQ 100 Index, respectively. iShares own the stocks in various indexes, including sector/industry indexes.

The Fund may invest all or a portion of its assets, for temporary defensive purposes, in money market instruments (including money market funds), U.S. Treasury bills or other short-term interest bearing securities and in bank interest bearing checking accounts, including interest bearing checking accounts of the custodian. If the Fund invests in a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees. The Fund may also invest in such short-term instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. To the extent that the Fund takes such temporary defensive measures, there can be no assurance that the Fund's investment objective will be obtained.


The Fund may engage in active trading to achieve its investment goal and therefore may have a high portfolio turnover rate. This may cause the Fund to realize higher capital gains, which would be passed on to you. Higher capital gains could increase your tax liability. Frequent trading also increases transaction costs, which would lower the Fund's performance.


INVESTMENT  ADVISER

The Fund has entered into an Investment Advisory Agreement with Parker Carlson & Johnson, Inc., 300 Old Post Office, 120 West Third Street, Dayton, Ohio (the "Adviser") in which the Adviser has agreed to provide the Fund with continuous investment advice, including management of the Fund's portfolio securities. The Adviser was organized in 1982 and has been the only investment adviser of the Fund.

The Adviser is also the investment adviser to the PC&J Preservation Fund and to various individual, business and pension fund clients and is registered under the Investment Advisers Act of 1940. All officers of the Adviser are certified by the Institute of Chartered Financial Analysts and/or Certified Financial
Planner Board of Standards, and James M. Johnson and Kathleen Carlson are Chartered Financial Analysts.


As compensation for the investment advice, the Fund paid the Adviser a fee, for the year ended December 31, 2006, equal to 1.00% of the average daily net assets of the Fund.


A discussion of the factors considered by the Board of Trustees in renewing the Investment Advisory Agreement between the Fund and the Adviser is available in the Fund's semi-annual report to shareholders.

Performance information for the Fund is contained in the Fund's annual report, which will be made available upon request and without charge.


PORTFOLIO  MANAGER

James M. Johnson is primarily responsible for the day-to-day management of the Fund's portfolio and has been since the Fund's inception (December 23, 1983).

Mr.  Johnson  has been the Secretary and Chief Investment Officer of the Adviser

since September 1982 and Secretary and a Trustee of the Fund since its inception. He became President of the Fund in 2005. The Fund's Statement of
Additional Information provides information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of Fund shares.

DESCRIPTION  OF  SHARES  AND  TAXES

Ownership records of shares are maintained by the Fund's transfer agent, PC&J Service Corp. (an affiliated company of the Adviser), which confirms purchase and sale of shares and dividend and capital gain distributions. Certificates representing shares will not be issued.

The Fund will distribute to its shareholders a dividend at least annually, and more frequently if the Adviser determines that additional distributions are in the best interest of the shareholders. The dividend will consist of the Fund's net investment income and/or net realized capital gains. The dividend will be paid in cash and automatically reinvested in the Fund. For federal income tax purposes, the portion of the dividend that consists of net investment income and net short-term capital gains is taxable to shareholders as ordinary income. To the extent the underlying income of the Fund consists of qualified dividend income, income distributions by the Fund may be subject to the maximum long-term capital gains rate of federal income tax for individuals and may qualify for the "dividends received" deduction for corporations. The portion of the dividend that consists of net long-term capital gains is taxable to shareholders at long-term capital gain rates.

Distributions you receive from the Fund's net long-term capital gains in excess of its net short-term capital losses (also called "net capital gains") are generally taxable to you at the long-term capital gains rate. This is generally true no matter how long you have owned your shares and whether you reinvest your distributions or take them in cash. You may also have to pay taxes when you exchange or sell shares if the value of your shares has increased above their cost basis since you bought them. Any loss recognized on the sale of a share held for less than six months is treated as long-term capital loss to the extent of any net capital gain distributions made with respect to such share.

The Fund will mail a Form 1099 annually to shareholders which will include the total dividend paid, the amount of the dividend subject to federal income taxes as ordinary income and the amount of the dividend subject to long-term capital gain tax rates. The Fund anticipates that its distributions will generally consist of capital gains. Dividend distributions may be subject to state and local taxes. Shareholders are urged to consult their own tax advisors regarding specific questions about federal, state or local taxes they may be required to pay on their dividends.


Shareholders  should direct all inquiries to PC&J Mutual Funds in writing at 120
W.  Third  St.,  Suite  300,  Dayton, Ohio 45402 or by telephoning 888-223-0600.


HOW  TO  INVEST  IN  THE  FUND

You may purchase shares of the Fund on any business day the New York Stock Exchange is open. The minimum initial investment is $1,000 ($2,000 for tax deferred retirement plans). There is no required minimum subsequent investment. The purchase price for shares will be the net asset value per share next determined after the order is received. (See "Determination of Share Price.")

There  is  no  sales  charge  or  commission  on  your  purchase  of  shares.



The Fund reserves the right to refuse to sell to any person. If a purchaser's check is returned to the custodian as uncollectible, the purchase order is subject to cancellation and the purchaser will be responsible for any loss incurred by the Fund.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.
We may
not be able to open an account or complete a transaction for you until we are able to verify your identity.


INITIAL  INVESTMENT  BY  MAIL

You may purchase shares of the Fund by mail, in at least the minimum amount, by submitting a check payable to the order of "PC&J Mutual Funds" (please indicate that you wish to invest in the PC&J Performance Fund) and a completed and signed new account application, which accompanies this Prospectus, to PC&J Service Corp at the following address:

          PC&J  Mutual  Funds
          c/o  PC&J  Service  Corp.
          120  West  Third  Street,  Suite  300
          Dayton,  Ohio  45402-1819

If the initial investment is made using a personal check, it must have the same address as the application.


INITIAL  INVESTMENT  BY  WIRE

You may purchase shares of the Fund by wire, in at least the minimum amount, by:

-     first  completing  and  signing  the  new  account  application;
- telephoning (888-223-0600) the information contained in the new account application to the Fund;
- mailing the completed and signed new account application to PC&J Service Corp. at the address set forth in the preceding paragraph;
- instructing your bank to wire federal funds to the custodian. (Your bank may charge you a fee for sending such a wire, and the Fund will charge you for wire or other electronic fees charged by the Fund's custodian.)


EFFECTIVE  DATE  OF  PURCHASE

Your initial purchase of the Fund's shares will be effective on the date that the Fund receives the properly completed new account application and either the accompanying check or confirmation from the custodian that the custodian has received the wire transfer. The Fund's transfer agent, PC&J Service Corp., will mail you a confirmation of your initial investment.


SUBSEQUENT  INVESTMENTS

You  may  purchase  additional  shares  of  the  Fund  by:

- first providing the Fund, by mail or by telephone, the necessary information concerning the name of your account and account number;
- subsequently making the necessary payment, either by check (to PC&J Service Corp.) or wire transfer (to the custodian).

Your  purchase  of  additional  shares of the Fund will be effective on the date that  the check or wire transfer is received in proper form.  PC&J Service Corp.


will  mail  you  a  confirmation  of  each  subsequent  investment.

MARKET  TIMING

The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy applies to all Fund shareholders. While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers.


OTHER  PURCHASE  INFORMATION

The Fund may authorize certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on their behalf purchase and sell orders. If you purchase or sell shares through a broker-dealer or other financial institution, you may be charged a fee by that institution. The Fund is deemed to have received an order when the authorized person or designee receives the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit properly completed orders promptly to the Fund's transfer agent.


HOW  TO  REDEEM  YOUR  INVESTMENT

You may sell shares of the Fund without charge (except for wire or other electronic fees charged by the Fund's custodian) at the net asset value next determined after the Fund receives your properly completed written request for redemption. The Fund will pay you for the shares you sell within 7 days of receiving your redemption request. However, the Fund will pay for redemptions of shares originally purchased by check only after the check has been collected, which normally occurs within fifteen days. The Fund further reserves the right to delay payment for the redemption of shares until the Fund has received the properly completed new account application with respect to such shares.

You may sell shares of the Fund on each day that the Fund is open for business by sending a written redemption request to the Fund. The written request must be signed by each shareholder, including each joint owner, exactly as the name appears on the Fund's account records. The redemption request must state the number or dollar amount of shares to be redeemed and your account number. For the protection of shareholders, additional documentation may be required from individuals, corporations, partnerships, executors, trustees and other fiduciaries.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to redeem all shares of any account on sixty days' written notice if the net asset value of the account, due to a redemption, is less than $1,000 ($2,000 for tax deferred retirement plans), or such other minimum amount as the Fund may determine from time to time. A shareholder may increase the value of his/her shares to the minimum amount within the sixty-day period. All shares of the Fund are also subject to involuntary redemption if the board of trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or capital loss, which may have tax consequences about which you should consult your tax advisor.

The  Fund  may  suspend the right of redemption or may delay payment as follows:

- during any period the New York Stock Exchange is closed other than for customary weekend and holiday closings;
- when trading on the New York Stock Exchange is restricted, or an emergency exists (as determined by the rules and regulations of the Securities and Exchange Commission) so that disposal of the securities held in the Fund or determination of the net asset value of the Fund is not reasonably practicable;
- for such other periods as the Securities and Exchange Commission by order may permit for the protection of the Fund's shareholders.

DETERMINATION  OF  SHARE  PRICE

On  each  day  that  the  Fund  is open for business, the net asset value of the shares is determined as of 4:00 p.m. Eastern Time. The Fund is open for business on each day the New York Stock Exchange is open for business. The net asset value per share is computed by dividing the sum of the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including estimated accrued expenses) by the total number of shares then outstanding.

The Fund's assets are generally valued at their market value based on market quotes. If market prices are not available or, in the adviser's opinion, market prices do not reflect fair value, or if the adviser learns of an event that occurs after the close of trading (but prior to the time the net asset value is calculated) that materially affects fair value, the adviser will value the Fund's assets at their fair value according to policies approved by the Fund's Board of Trustees. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its net asset value, or if an Exchange closes early, the adviser may need to price the security using the Fund's fair value pricing guidelines. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the net asset value of long term investors. Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's net asset value by short term traders.


If any portion of the Fund's assets are invested in other mutual funds, that portion of the Fund's NAV is calculated based on the NAV of that mutual fund. The prospectus for the other mutual fund explains the circumstances and effects of fair value pricing for that fund.


The share price of the Fund will fluctuate with the value of its portfolio securities.

                                 PRIVACY POLICY

The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:
- Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and
- Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information. The Board of Trustees has instructed the Administrator to safeguard personal information and provide reasonably secure disposal methods.

FOR  MORE  INFORMATION

Shareholder inquiries regarding the Fund can be made to:

PC&J Performance Fund
120 West Third St.
Suite 300
Dayton, Ohio 45402

Telephone: 888-223-0600


Several additional sources of information are available to you. The Fund's STATEMENT OF ADDITIONAL INFORMATION (SAI), is incorporated into this prospectus by reference (i.e., is legally part of this prospectus). It contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Fund's affiliates. Annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Fund's latest annual fiscal year end.

Call the Fund at 888-223-0600 to request copies of the SAI and the Fund's annual and semi-annual reports free of charge, to request other information about the Fund and to make shareholder inquiries. Shareholders also may request such information by visiting www.pcjinvest.com.

You may review and copy information about the Fund (including SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-551-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies
                                                  ------------------
of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by
                                                       ------------------
writing  the  SEC's  Public  Reference  Section,  Washington,  D.C.  20549-0102.

     STATEMENT OF ADDITIONAL INFORMATION

     May 1, 2007


     PC&J PERFORMANCE FUND

     A No-Load Fund

     300 Old Post Office
     120 West Third Street
     Dayton, Ohio 45402
     www.pcjinvest.com



This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Fund dated May 1, 2007 (the
"Prospectus"). This Statement of Additional Information incorporates by reference the Trust's Annual Report to Shareholders for the fiscal year ended December 31, 2006. The Prospectus and Annual Report are available upon request and without charge by calling the Fund at 888-223-0600. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus.


     TABLE OF CONTENTS
                                                Page
                                                ----






INVESTMENT OBJECTIVE AND POLICIES                 2
-----------------------------------------------
Fundamental                                       2
-----------------------------------------------
Non-Fundamental                                   3
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Equity Securities                                 4
-----------------------------------------------
Convertible Bonds                                 5
-----------------------------------------------  --
Investment Company Securities                     5
-----------------------------------------------  --
Diversification                                   6
-----------------------------------------------  --
ORGANIZATION AND OPERATION OF THE FUND            7
-----------------------------------------------  --
Principal Holders of Equity Securities           10
-----------------------------------------------
Investment Adviser                               10
-----------------------------------------------
Portfolio Manager                                10
-----------------------------------------------  --
Manager and Transfer Agent                       11
-----------------------------------------------
Custodian                                        12
-----------------------------------------------
Independent Registered Public Accounting Firm    12
-----------------------------------------------
PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION  12
-----------------------------------------------
DETERMINATION OF SHARE PRICE                     13
-----------------------------------------------  --
DESCRIPTION OF SHARES AND TAXES                  14
-----------------------------------------------
PROXY VOTING POLICIES                            14
-----------------------------------------------  --
DISCLOSURE OF PORTFOLIO HOLDINGS                 15
-----------------------------------------------  --
FINANCIAL STATEMENTS                             16
-----------------------------------------------  --

INVESTMENT  OBJECTIVE  AND  POLICIES

FUNDAMENTAL

The investment limitations described below have been adopted by the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices, which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy, are considered non-fundamental ("Non-Fundamental").

     1.     Borrowing  Money.  The Fund will not borrow money, except (a) from a
            ----------------
bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2.     Senior Securities.  The Fund will not issue senior securities.  This
            -----------------
limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder, or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and the Statement of Additional Information.

     3.     Underwriting.  The  Fund  will  not act as underwriter of securities
            ------------
issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4.     Real  Estate.  The Fund will not purchase or sell real estate.  This
            ------------
limitation is not applicable to investments in securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities, or investing in companies which are engaged in the real estate business or have a significant portion of their assets in real estate (including real estate investment trusts).

     5.     Commodities.  The  Fund will not purchase or sell commodities unless
            -----------
acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6.     Loans.  The Fund will not make loans to other persons, except (a) by
            -----
loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7.     Concentration.  The  Fund  will  not invest 25% or more of its total
            -------------
assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

With respect to the percentages adopted by the Fund as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. It is the current position of the Securities and Exchange Commission ("SEC") staff that the provisions of this paragraph do not apply to a fund's borrowing policy (paragraph 1 above). As long as the SEC staff maintains that position, the Fund will not apply the provisions to its borrowing policy.

Notwithstanding the concentration limitation in paragraph 7, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Fund, provided that if such merger, consolidation or acquisition results in any concentration prohibited by said paragraph 7, the Fund shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitation imposed by said paragraph 7 above as of the date of consummation.



NON-FUNDAMENTAL

The following limitations have been adopted by the Fund and are Non-Fundamental.

     1.     Pledging.  The Fund will not mortgage, pledge, hypothecate or in any
            --------
manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2.     Margin  Purchases.  The  Fund  will  not  purchase  securities  or
            -----------------
evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     3.     Options.  The Fund will not purchase or sell puts, calls, options or
            -------
straddles except as described in the Prospectus and the Statement of Additional Information.

     4.     Short  Sales.  The  Fund  will  not effect short sales of securities
            ------------
unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

     5.     Illiquid Investments.  The Fund will not invest more than 15% of its
            --------------------
net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

     6.     Securities  Affiliated  with  Trustees.  The Fund will not invest in
            --------------------------------------
securities of a company that is affiliated with a Trustee by reason of employment or by representation of the Trustee on the company's Board of Directors.



EQUITY SECURITIES

In addition to common stock, the Fund may invest in various index products such as S&P Depositary Receipts ("SPDRs"), DIAMONDS, iShares and other exchange traded funds. SPDRs are exchange-traded shares. One type of SPDR represents ownership in the SPDR Trust, an investment company which was established to own the stocks included in the S&P 500 Index. The price and dividend yield of SPDRs track the movement of the S&P 500 Index relatively closely. Other SPDRs track market sectors of the S&P 500 Index, such as the Financial Sector. DIAMONDS are similar to SPDRs, but own the securities consisting of all of the stocks of the Dow Jones Industrial Average. Index products also include S&P MidCap 400 Depositary Receipts and Nasdaq-100 Shares. These products invest in smaller capitalization companies and are subject to the risks associated with smaller companies. The iShares are managed by Barclays Global Investors, and track approximately 80 different indexes. The Fund may also invest in equity securities by purchasing other mutual funds. The Fund will indirectly bear its proportionate share of any fees and expenses paid by the index products in which it invests in addition to the fees and expenses payable directly by the Fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. Overall stock market risks may affect the value of mutual funds and index products. For example, if the general level of stock prices falls, so will the value of the SPDR because it represents an interest in a broadly diversified stock portfolio.

To the extent the Fund invests in ADRs or foreign ETFs such as iShares, the Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.

The Fund may also invest in sponsored and unsponsored ADRs (American Depositary Receipts) and the stock of foreign companies that trade on an U.S. exchange. ADRs are dollar denominated and issued by a U.S. bank or trust company and represent ownership interests in foreign companies. Sponsored ADR's are issued with the cooperation of the company whose stock will underlie the ADR, and carry all the rights of the common stock, such as voting rights. Foreign investment risks include fluctuations in foreign currency exchange rates, political and economic instability, foreign taxation issues, different or lower standards of accounting, auditing and financial reporting, and less developed securities regulation.


CONVERTIBLE  BONDS

In addition to common stock and other securities described in the Prospectus and Statement of Additional Information, the Fund may invest in convertible bonds. A convertible bond is a bond that is exchangeable at the option of the holder for a fixed number of shares of common stock at a set price or formula. There are various advantages to buying convertible securities. First, there is potential for capital appreciation if the value of the underlying common stock increases. Second, the bond may produce a relatively high yield from the dividend or interest payments as compared to common stock dividends. And third, the bond may have relatively lower price volatility as compared to common stock. The Fund seeks to profit from this strategy by receiving interest on the convertible security and through an increase in the value of the convertible security when the market price of the underlying common stock increases above the conversion price. The Fund will not purchase any convertible bond if the purchase would cause more than 10% of the Fund's net assets to be invested in convertible bonds. The Adviser will only purchase convertible bonds rated A or better by Standard & Poor's Rating Group ("S&P") or Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Adviser.


INVESTMENT  COMPANY  SECURITIES
===============================

The Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act, and the Fund's investment objectives. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund's shareholders indirectly will bear the Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund's shareholders directly bear in connection with the Fund's own operations.

Under Section 12(d)(1) of the Investment Company Act of 1940, as amended, the Fund may invest only up to 5% of its total assets in the securities of any one investment company (ETF or other mutual funds), but may not own more than 3% of the outstanding voting stock of any one investment company (the "3% Limitation") or invest more than 10% of its total assets in the securities of other investment companies. However, Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund is not subject to a sales load of more than 1 1/2%. An investment company that issues shares to the Fund pursuant to paragraph 12(d)(1)(F)is not required to redeem its shares in an amount exceeding 1% of such investment company's total outstanding shares in any period of less than thirty days. The Fund (or the Adviser acting on behalf of the Fund) must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund's shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security. Because other investment companies employ an investment adviser, such investments by the Fund may cause shareholders to bear duplicate fees.

In addition, the Fund is subject to the 3% Limitation unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. In the alternative, the Fund may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% Limitation and the 10% Limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by the NASD for funds of funds.


DIVERSIFICATION

As a diversified company, at least 75% of the Fund's assets must be invested in the following:

-     securities  whereby  no  single stock exceeds 5% of the value of the total assets of the Fund and the Fund does not own greater than 10% of the outstanding voting  securities  of  the  particular  company;
-     cash  and  cash  equivalents;
-     government  securities;
-     securities of other investment companies.

ORGANIZATION AND OPERATION OF THE FUND

The Fund is a diversified, open-end management investment company organized as an Ohio business trust on October 26, 1983. The responsibility for management of the Fund is vested in its Board of Trustees. The Board of Trustees, among other things, is empowered by the Fund's Declaration of Trust to elect officers of the Fund and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management.

The following table provides information regarding each officer of the Fund and each Trustee who is an "interested person" of the Fund, as defined in the Investment Company Act of 1940.




                                                            NUMBER OF PORTFOLIOS
                           POSITION(S) HELD    LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS         WITH FUND       TIME SERVED   OVERSEEN  BY TRUSTEE
-------------------------  ----------------  -------------  --------------------


                                             Treasurer and
Kathleen A. Carlson, CFA*                    Trustee since
300 Old Post Office        Treasurer, Chief  1985; Chief
120 West Third Street      Compliance        Compliance
Dayton, Ohio 45402         Officer and       Officer since
Year of Birth: 1955        Trustee                    2004                     2
-------------------------  ----------------  -------------  --------------------





PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS             OTHER DIRECTORSHIPS HELD BY TRUSTEE
----------------------------------------------------  -----------------------------------


President of Adviser and PC&J Service Corp. since 1998;


 Treasurer and Director since 1982; Chief Compliance
 Officer of Adviser since 2004.                       None
----------------------------------------------------  -----------------------------------





                                                         NUMBER OF PORTFOLIOS
                        POSITION(S) HELD    LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS      WITH FUND       TIME SERVED   OVERSEEN  BY TRUSTEE
----------------------  ----------------  -------------  --------------------

James M. Johnson, CFA*                    Secretary and
300 Old Post Office                       Trustee since
120 West Third Street   President,        1985;
Dayton, Ohio 45402      Secretary and     President
Year of Birth: 1952     Trustee           since 2005                        2
----------------------  ----------------  -------------  --------------------





PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------------------------------  -----------------------------------


Secretary, Chief Investment Officer and Director of Adviser and PC&J Service Corp. since 1982.

                                                           None
---------------------------------------------------------  -----------------------------------

The following table provides information regarding each Trustee who is not an "interested person" of the Fund, as defined in the Investment Company Act of 1940.



                                                                          NUMBER OF PORTFOLIOS
                                   POSITION(S) IN         LENGTH OF        IN FUND COMPLEX**
NAME, AGE AND ADDRESS              FUND COMPLEX**        TIME SERVED      OVERSEEN  BY TRUSTEE
------------------------------  --------------------  ------------------  --------------------

Robert S. Neff
300 Old Post Office
120 West Third Street
Dayton, Ohio  45402                          Trustee since
Year of Birth: 1931      Trustee                      2003                     2
-----------------------  --------------------  -----------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------------  -----------------------------------

Retired from Neff Packaging Solutions Inc. (paper container
manufacturer).  Joined firm in 1959; from June 1980 to
June 2001, Chairman and CEO of Neff Packaging; from June
2001 to May 2005, Consultant to Neff Packaging.           None

--------------------------------------------------------  -----------------------------------

                                                          NUMBER OF PORTFOLIOS
                          POSITION(S) IN      LENGTH OF    IN FUND COMPLEX**
NAME, AGE AND ADDRESS     FUND COMPLEX**     TIME SERVED  OVERSEEN  BY TRUSTEE
---------------------  --------------------  -----------  --------------------

Laura B. Pannier
300 Old Post Office
120 West Third Street
Dayton, Ohio 45402                         Trustee since
Year of Birth: 1954    Trustee                      2003                     2
---------------------  --------------------  -----------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS           OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------  -----------------------------------
Not presently employed; from May 1988 to May 1997,
partner with Deloitte & Touche LLP                 None
--------------------------------------------------  -----------------------------------

* Ms. Carlson and Mr. Johnson are "interested persons" of the Fund because they are officers of the Fund and officers and shareholders of the Adviser, and own in the aggregate a controlling interest in the Adviser and PC&J Service Corp., the Fund's transfer agent.
**The term "Fund Complex" refers to the PC&J Performance Fund and the PC&J Preservation Fund.

Each  Trustee  serves  until  such Trustee dies, resigns, retires or is removed.
Each officer serves a one-year term, voted annually at the November board meeting, for the year following. None of the Trustees holds any other directorships with companies registered under either the Securities and Exchange Act or the Investment Company Act.

The  equity securities beneficially owned by each of the Trustees of the Fund at

December  31,  2006  is  set  forth  in  the  following  table:





                                           Aggregate Dollar Range
                                          of Equity Securities in
                       Dollar Range of     the Fund and the PC&J
                      Equity Securities      Preservation Fund
Name                     in the Fund
Kathleen A. Carlson  Over $100,000        Over $100,000
James M. Johnson     Over $100,000        Over $100,000
Robert S. Neff       None                 None
Laura B. Pannier     $50,001 to $100,000  $     50,001 to $100,000



As of April 13, 2007, all Trustees and officers of the Fund as a group owned 3.48% of the outstanding shares of the Fund.


The Fund's Trustees have appointed an Audit Committee, composed of Robert Neff and Laura Pannier, to review the financial reporting process, the system of internal control, the audit process, and the Fund's process for monitoring compliance with investment restrictions and applicable laws and regulations.

The Committee met two times during the year ended December 31, 2006, in February and  in  November.

The  compensation  paid  to the Trustees of the Fund for the year ended December

31,  2006  is  set  forth  in  the  following  table:







                                    Pension or
                                    Retirement    Estimated
                                    Accrued As     Annual         Total
                       Aggregate      Part of     Benefits    Compensation
                     Compensation      Fund         Upon        From Fund
Name                   From Fund     Expenses    Retirement      Complex
Kathleen A. Carlson  $           0  $         0  $         0  $           0
James M. Johnson     $           0  $         0  $         0  $           0
Robert S. Neff       $       2,000  $         0  $         0  $       4,000
Laura B. Pannier     $       2,000  $         0  $         0  $       4,000



The Fund and PC&J Preservation Fund are the two investment companies in the PC&J Mutual Funds complex. They have identical Boards of Trustees, and Board and committee meetings of both Funds are held at the same time. Although the fees paid to Trustees are expenses of the Funds, PC&J Service Corp. makes the actual payment pursuant to its management agreements with the Funds, which obligate PC&J Service Corp. to pay all of the operating expenses of the Funds (with limited exceptions). See "Manager and Transfer Agent."


PRINCIPAL HOLDERS OF EQUITY SECURITIES
The following table sets forth each person or group known to the Fund to be the record or beneficial owner of five percent (5%) or more of the Fund's shares as of  April  13,  2007:



Title of          Name and Address of                    Percent of
 Class          Record and Beneficial Owner               Ownership
------          ---------------------------               ---------


Shares of          Southern Ohio Pizza, Inc.                 5.58%
Beneficial         Profit Sharing Plan
Interest           8401 Claude Thomas Road Ste 55
                   Franklin, Ohio  45005

INVESTMENT ADVISERADVISER


For the Fund's fiscal years ended December 31, 2004, 2005, and 2006 the Adviser was paid $375,120, $354,094, and $301,437 respectively, under the Investment Advisory Agreement.



Mr. Johnson and Ms. Carlson may be deemed to control the Adviser and are affiliated persons of the Fund.



PORTFOLIO  MANAGER

James Johnson is the portfolio manager responsible for the day-to-day management of the Fund.  As of December 31, 2006, the Portfolio Manager was responsible for the  management  of  the  following  types of accounts, in addition to the Fund:






                                            Number of    Total Assets
                                           Accounts by    by Account
                                           Type Subject  Type Subject
               Number of    Total Assets       to a          to a
Account Type  Accounts by    By Account    Performance   Performance
              Account Type  Type           Fee           Fee
              ------------  -------------  ------------  ------------
Registered
Investment
Companies     None          N/A            None          None
------------  ------------  -------------  ------------  ------------
Other Pooled
Investment
Vehicles      None          N/A            N/A           N/A
------------  ------------  -------------  ------------  ------------
Other
Accounts                29  $  23,500,000  None          None
------------  ------------  -------------  ------------  ------------


The Adviser is not aware of any material conflicts that have arisen in connection with the Portfolio Manager's management of the Fund's investments and the investments of the other accounts. The Fund is used as an investment vehicle for the Portfolio Manager's other accounts, not as a stand-alone product. The Fund was created in order to efficiently manage the assets of the Adviser's smaller account relationships and Fund shareholders receive many of the same advice and planning services at no additional cost, as do the Adviser's non-Fund clients. However, because the other accounts may have the same investment objective as the Fund, a potential conflict of interest may arise as a result of investing in the same securities. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

The Portfolio Manager is compensated by the Adviser for his services. The Portfolio Manager's compensation consists of a fixed salary plus a percentage of revenues generated by his managed accounts.

The  following  table  shows  the dollar range of equity securities beneficially owned  by  the  Portfolio  Manager  in  the  Fund  as  of  December  31,  2006.






Name of Portfolio  Dollar Range of Equity
Manager            Securities in the Fund
James Johnson      $    500,001-$1,000,000
                   -----------------------


MANAGER AND TRANSFER AGENT


The Fund has entered into a Management and Transfer Agent Agreement ("Management Agreement") with PC&J Service Corp., 300 Old Post Office, 120 West Third Street, Dayton, Ohio ("Service Corp."). Service Corp. is an affiliate of the Adviser. Service Corp. has agreed to manage the Fund's business affairs, exclusive of investment advice provided by the Adviser, and to serve as its transfer and dividend-disbursing agent. Service Corp. pays all expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses, acquired fund fees and expenses, and fees payable under the Investment Advisory Agreement and Management Agreement, all of which are payable by the Fund).


These expenses include, but are not limited to, costs of furnishing documents to shareholders and regulatory agencies, registration and filing fees, legal, auditing, and custodian fees. Service Corp. pays the expenses of shareholders' and Trustees' meetings and any fees paid to Trustees who are not interested persons of the Adviser. Service Corp. was organized in October 1983, and its officers and directors are identical to those of the Adviser.

As compensation for the overall management, transfer and dividend disbursing agent services and payment of the foregoing expenses, the Fund will pay Service Corp. a monthly fee, accrued daily, based on an annual rate of 0.6% of the average  daily  net  assets  of the Fund.  This rate was effective October 2004.




For the fiscal year ended December 31, 2004 Service Corp. was paid an annual rate of 0.52%, reflecting the October 2004 rate increase. The amounts paid for 2004, 2005, and 2006 were $196,517, $212,457, and $180,863 respectively, under the  Management  Agreement.










CUSTODIAN

The  Fund  has  appointed  U.S.  Bank,  N.A.,  (formerly  Firstar  Bank,  N.A.),
("Custodian"), 425 Walnut Street, Cincinnati, Ohio 45202, as the Fund's custodian. The Custodian will receive and credit to the account of the Fund all checks payable to the Fund and all wire transfers to the Fund. The Custodian will hold all portfolio securities and other assets owned by the Fund. Compensation for such services will be paid by Service Corp.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Fund has selected the firm of Deloitte & Touche, LLP as the independent registered public accounting firm for the Fund for the fiscal year ending

December 31, 2007. The Independent Registered Public Accounting Firm's principal business  address  is:  250 East Fifth Street, Ste 1900, Cincinnati, Ohio 45202.


It is expected that such independent registered public accounting firm will audit the annual financial statements of the Fund and advise the Fund as to accounting matters.


PORTFOLIO  TRANSACTIONS  AND  BROKERAGE  ALLOCATION

Subject to the policies established by the Board of Trustees of the Fund, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In executing such transactions, the Adviser seeks to obtain the best net results for the Fund taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulties of execution and operational facilities of the firm involved and the firm's risk in positioning a block of securities. While the Adviser generally seeks reasonably competitive commission rates, for the reasons stated in the prior sentence, the Fund will not necessarily be paying the lowest commission or spread available.

The Adviser may consider the provision of research, statistical and other information to the Fund or to the Adviser. Such research services include supplemental research, securities and economic analyses, and statistical services and information with respect to the availability of securities or purchaser or seller of securities. Such research services may also be useful to the Adviser in connection with its services to other clients. Similarly, research services provided by brokers serving such other clients may be useful to the Adviser in connection with its services to the Fund. Although this information is useful to the Fund and the Adviser, it is not possible to place a dollar value on it. It is the opinion of the Board of Trustees and the Adviser that the review and study of this information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Investment Advisory Agreement. The Fund is not authorized to pay brokerage commissions which are in excess of those which another qualified broker would charge solely by reason of brokerage, research or occasional sales services provided. Due to research services provided by brokers, the Fund directed to brokers $70,996,876 in trades (on which commissions were $93,793) during the fiscal year ended December 31, 2006.



For the Fund's fiscal years ended December 31, 2004, 2005, and 2006 the Fund paid $71,201, $89,197, and $93,793 respectively, in brokerage commissions. Of this amount for each year approximately 100% was paid to firms which provided either research, statistical or other information to the Fund or the Adviser.

To the extent that the Fund and other clients of the Adviser seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund. In the event that more than one client purchases or sells the same security on a given date, the purchases and sales will be allocated by the Adviser in a manner that is fair and equitable to all parties involved.

The Trust and the Adviser have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.

DETERMINATION  OF  SHARE  PRICE

The  price  (net asset value) of the shares of the Fund is determined as of 4:00

p.m. Eastern Time on each  day the New York Stock Exchange is open for business.

For a description of the methods used to determine the net asset value (share price), see "Determination of Share Price" in the Prospectus.

Securities that are traded on any national exchange are generally valued at the last quoted sales price or, if unavailable, the last bid price. Securities that are traded on the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Securities may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. If the Adviser decides through the due diligence process that the last sale price, last bid price, or NASDAQ Official Closing Price does not accurately reflect current value and therefore market quotations are not readily available, the security is valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

DESCRIPTION  OF  SHARES  AND  TAXES

Shareholders have equal voting rights on all matters submitted for shareholder vote. The Declaration of Trust limits the matters requiring a shareholder vote to the election or removal of Trustees, approval of certain contracts of the Fund such as the Investment Advisory Agreement with the Adviser, approval of the termination or reorganization of the Fund and certain other matters described in such Declaration.

Shareholders have neither any preemptive rights to subscribe for additional shares nor any cumulative voting rights. In the event of a liquidation, shareholders of the Fund are entitled to receive the excess of the assets of the Fund over the liabilities of the Fund in proportion to the shares of the Fund held by them.

The Fund has qualified and intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its net investment income and any net realized capital gains.



PROXY  VOTING  POLICIES

The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Fund to the Fund's Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures. In some instances, the Adviser may be asked to cast a proxy vote that presents a conflict between the interests of the Fund's shareholders, and those of the Adviser or an affiliated person of the Adviser. In such a case, the Trust's policy requires that the Adviser abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision. When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund's vote will be cast.
The Adviser's proxy voting policies and procedures are attached as Appendix A to this Statement of Additional Information. Upon request shareholders may obtain without charge information regarding the proxy votes cast by the Fund during the most recent year ended June 30 by (1) calling toll free at (888) 223-0600 or (2)

from the Fund's documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.


DISCLOSURE  OF  PORTFOLIO  HOLDINGS

The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the Securities and Exchange Commission (the "SEC") on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

The Fund does not selectively disclose its portfolio holdings to any person. The Adviser posts the schedule of Fund holdings as of the latest month end on its public website approximately ten days after month end.The Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Adviser, Service Corp. and the Custodian. The Fund's independent registered public accounting firm, Deloitte & Touche LLP, and its attorney, Thompson Hine LLP, have access to portfolio holdings on an as-needed basis. In addition, the Fund's website service provider, Design Chemistry, and its information technology consultant, TechEase Solutions, have unrestricted access to the Fund's portfolio holdings. This information is disclosed to third parties under conditions of confidentiality. "Conditions of confidentiality" include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.

Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund's portfolio holdings without the specific approval of the Board. The Adviser must submit any proposed arrangement pursuant to which the Adviser intends to disclose the Fund's portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the Adviser, and any affiliated persons of the

Adviser, are prohibited  from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund's portfolio holdings. The Fund's CCO reports quarterly to the Board any violations of these policies or any known conflicts of interest related to the disclosure of portfolio holdings. The Fund has not implemented specific trading prohibitions, procedures to monitor the use of this information by third parties, or specific procedures addressing conflicts related to access to portfolio holdings. However, the Fund believes, based upon its size and history, that these are reasonable procedures to protect the confidentiality of the Fund's portfolio holdings and will provide sufficient protection against personal trading based on the information.

FINANCIAL  STATEMENTS

The financial statements and the report of independent registered public accounting firm required to be included in this Statement of Additional Information are incorporated herein by reference to the Trust's Annual Report to

Shareholders  for  the  fiscal  year  ended  December  31,  2006.

                                                                      APPENDIX A


                             PROXY VOTING GUIDELINES

On January 31, 2003, the SEC adopted a new rule that details an investment adviser's fiduciary obligation to clients who have given the adviser authority to vote their proxies (Investment Adviser Act of 1940--Rule 206(4)-6). On the same day, the SEC also adopted rule and form amendments that require investment companies to disclose how they vote proxies relating to fund portfolio securities. The following is the voting policy adopted by Parker Carlson & Johnson as adviser and by PC&J Mutual Funds.

Parker Carlson & Johnson, Inc. manages assets allocated to equities with one overriding goal: to provide capital appreciation to the shareholders of our mutual fund and to our individual account clients. Inherent in achieving this goal is to buy equity securities of well-managed companies. These are companies that employ managers that have a demonstrated track record of aligning the interests of management with the interests of shareholders. For a company that demonstrates that it acts in the best interests of its shareholders, it becomes difficult for us to believe that we, as investment managers, know more about the company's business than the company's top management. Based upon that criterion, for all proxy issues, we will vote shares in our equity portfolios to follow management recommendations.

For each company in our portfolio, should we perceive that management is not acting in the best interest of shareholders, we would be inclined to sell the shares of that company. Included in that perception would be a management recommendation to vote for a proxy issue that we felt would materially harm the shareholders of the company. In trying to achieve capital appreciation in our equity assets, it would be hard for us to conceive of an instance whereby we would continue to own shares in a company where we believed that management recommendations on proxy issues would have a materially negative impact on the shareholders of the company. Therefore, we would simply sell those shares in our portfolios.

Notwithstanding the forgoing, the following policies will apply to investment company shares owned by a Fund. Under Section 12(d)(1) of the Investment Company Act of 1940, as amended, (the "1940 Act"), the Fund may only invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the outstanding voting stock of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 % percent. Because the Funds may rely on
Section 12(d)(1)(F), each Fund (or the Adviser acting on behalf of the Fund) must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund's shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.








     PC&J PERFORMANCE FUND



PART C.     OTHER INFORMATION
            -----------------


Item 23.     Exhibits
--------     --------

     (a)     Articles of Incorporation

(i) Copy of Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16 on March 12, 1998, is hereby incorporated by reference.

          (ii) Copy of Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16 on March 12, 1998, is hereby incorporated by reference.

          (iii) Copy of Amendment No. 2 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16 on March 12, 1998, is hereby incorporated by reference.

     (b)     By-Laws

(i) Copy of Registrant's By-Laws, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16 on March 12, 1998, is hereby incorporated by reference.

(ii) Copy of Amendment No. 1 to Registrant's By-laws, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16 on March 12, 1998, is hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holders - None other than in the Declaration of Trust, as amended, and By-Laws, as amended, of the Registrant.

     (d)     Investment  Advisory  Contracts

          (i) Copy of Registrant's Investment Advisory Agreement with its Adviser, Parker Carlson & Johnson, Inc., which was filed as an Exhibit to
Registrant's Post-Effective Amendment No. 16 on March 12, 1998, is hereby incorporated by reference.

(ii) Amendment No. 1 to Registrant's Investment Advisory Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16 on March 12, 1998, is hereby incorporated by reference.

(iii) Copy of Registrant's Management and Transfer Agent Agreement with PC&J Service Corp., which was filed as an Exhibit to Registrant's Post-Effective
Amendment  No.  16  on  March  12,  1998,  is  hereby incorporated by reference.

(iv) Amendment No. 1 to Registrant's Management and Transfer Agent Agreement, which was filed as an Exhibit to Registrant's Post-Effective
Amendment  No.  16  on  March  12,  1998,  is  hereby incorporated by reference.

(v) Amendment No. 2 to Registrant's Management and Transfer Agent Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16 on March 12, 1998, is hereby incorporated by reference.

(vi) Amendment No. 3 to Registrant's Management and Transfer Agent Agreement, which was filed as an Exhibit to Registrant's Post-Effective
Amendment  No.  16  on  March  12,  1998,  is  hereby incorporated by reference.

(vii) Amendment No. 4 to Registrant's Management and Transfer Agent Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 24 on February 28, 2005, is hereby incorporated by reference.

     (e)     Underwriting  Contracts  -  None.

     (f)     Bonus  or  Profit  Sharing  Contracts  -  None.

     (g) Custodian Agreements. Copy of Registrant's Agreement with the Custodian, U.S. Bank, N.A., formerly Firstar Bank, N.A., Cincinnati, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16 on March 12, 1998, is hereby incorporated by reference.

     (h)     Other Material Contracts - None.

     (i)     Legal  Opinion.

(i) Opinion of Thompson Hine LLP, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 21 on May 1, 2002, is hereby incorporated by reference.
(ii)     Consent of Thompson Hine LLP is filed herewith.


(j)     Other Opinions.  Consent of Deloitte & Touche LLP is filed herewith.

     (k)     Omitted Financial Statements - None.

(l) Initial Capital Agreements. Copy of Letter of Initial Stockholder, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16 on March 12, 1998, is hereby incorporated by reference.

(m)     Rule  12b-1  Plan.  -  None.

     (n)     Rule 18f-3 Plan - None.

     (o)     Reserved.

     (p)     Code of Ethics.

          (i) Registrant's and Adviser's Code of Ethics, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 24 on February 28, 2005, is hereby incorporated by reference.


     (q)     Power  of  Attorney.

          (i) Power of Attorney for Registrant and Certificate with respect thereto, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 16 on March 12, 1998, are hereby incorporated by reference.

(ii) Powers of Attorney for the Officers and certain Trustees of Registrant, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 16 on March 12, 1998, are hereby incorporated by reference.

(iii) Powers of Attorney for certain Trustees of Registrant, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 23 on March 2, 2004, are hereby incorporated by reference.


Item 24.     Persons Controlled by or Under Common Control with the Registrant
--------     -----------------------------------------------------------------

          None.

Item 25.     Indemnification
--------     ---------------

(a) Article VI of the Registrant's Declaration of Trust provides for indemnification of officers and Trustees as follows:

          Section  6.4  Indemnification  of  Trustees, Officers, etc.   The Fund
          ------------  ---------------------------------------------
shall indemnify each of its Trustees and officers (including persons who serve at the Fund's request as directors, officers or trustees of another organization in which the Fund has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Fund or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office ("disabling conduct"). Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Fund or its shareholders to which such Covered Person would otherwise be subject unless (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified is not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Fund as defined in the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party Trustees"), or (b) an independent legal counsel in a legal opinion.

          Section  6.5  Advances of Expenses.  The Fund shall advance attorneys'
          ------------  --------------------
fees or other expenses incurred by a Covered Person in defending a proceeding, upon the undertaking by or on behalf of the Covered Person to repay the advance unless it is ultimately determined that such Covered Person is entitled to indemnification, so long as one of the following conditions is met: (i) the Covered Person shall provide security for his undertaking, (ii) the Fund shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested non-party Trustees of the Fund, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

          Section  6.6  Indemnification  Not  Exclusive,  etc.  The  right  of
          ------------  --------------------------------------
indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators, an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this Article VI shall affect any rights to indemnification to which personnel of the Fund, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Fund to purchase and maintain liability insurance on behalf of any such person.

          The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

     (b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and its Adviser, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

     (c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Declaration of Trust of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26.     Business and Other Connections of Investment Adviser
--------     ----------------------------------------------------

          None.


Item 27.     Principal Underwriters
--------     ----------------------

          None.

Item 28.     Location of Accounts and Records
--------     --------------------------------

          Kathleen A. Carlson, 300 Old Post Office, 120 West Third Street, Dayton, Ohio 45402, has been charged with the responsibility of maintaining physical possession of each account, book or other document required to be maintained by Section 31(a) to the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 29.     Management Services Not Discussed in Parts A or B
--------     -------------------------------------------------

          None.

Item 30.     Undertakings
--------     ------------

          None.

     SIGNATURES




Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act, and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Dayton, and State of Ohio on this 25 day of April, 2007.



                         PC&J PERFORMANCE FUND


                         By: /s/
                            ----
                            JAMES M. JOHNSON,Attorney-In-Fact



Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

     Signature                    Capacity
     ---------                    --------



                                                )
Kathleen A. Carlson      Treasurer, Trustee,    )
                         Principal Financial    )
                         and Accounting         )
                         Officer                )  By:________/s/___________
                                                )        James M. Johnson,
James M. Johnson         President, Secretary,  )        Attorney-in-Fact
                         Trustee and Principal  )
                         Executive Officer      )        April 25, 2007
                                                )
Robert S. Neff           Trustee                )
                                                )
                                                )
Laura B. Pannier         Trustee                )

     EXHIBIT INDEX
     -------------


                                                                      EXHIBIT
                                                                      -------


Consent of Thompson Hine LLP                                    Ex-99.23.i.ii
Consent of Deloitte & Touche LLP                                   Ex-99.23.j